November 4, 2021

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Sprott Funds Trust, File Nos. 333-227545 and 811-23382

Dear Sir/Madam:

On behalf of Sprott Funds Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 10 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose of this filing is to register shares of Sprott Uranium Miners ETF, a proposed new series of the Trust.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/Bibb L. Strench

Bibb L. Strench

cc:      John Ciampaglia
           Sprott Funds Trust